Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Jun. 30, 2025
Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities [Abstract]
Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities
	Consolidated
	30 June 2025	30 June 2024
	$	$
Loss before income tax expense for the year	(6,645,453)	(3,546,195)
Adjustments for:	-	-
Depreciation and amortisation	1,222,955	1,211,892
Foreign exchange differences	(126,206)	-

Interest expense	1,917,720	599,494
Gain/loss on extinguishment	(499,609)	-
Gain/loss on derivative revaluation	(301,052)	-

Change in operating and assets and liabilities:	-	-
(Increase) / decrease in GST receivable	(22,993)	(31,441)
Increase / (decrease) in GST payable	31,441	(23,155)
(Increase) in accounts receivables	(247,487)	119,774
(Increase) / decrease in inventory	-	95,201
(Increase) / decrease in prepayments and other assets	176,108	40,893
Increase / (decrease) in deferred revenue	(118,704)	40,000
Increase in payroll liabilities	(545,649)	395,385
Increase in provision for employee leave	(8,700)	40,606
Increase in trade payables and accruals	(308,057)	(12,927)
(Increase)/decrease in trade and other receivable	(45,931)	-
Net cash used in operating activities	(5,521,617)	(1,070,473)